POSTRETIREMENT BENEFITS AND EMPLOYEE STOCK OWNERSHIP PLAN - TOTAL BENEFIT PAYMENTS EXPECTED TO BE PAID (DETAILS) (USD $) In Millions	Jun. 30, 2011
Pension Benefits
EXPECTED BENEFIT PAYMENTS
2012	$ 534
2013	535
2014	560
2015	573
2016	605
2017 - 2021	3,494
Other Retiree Benefits
EXPECTED BENEFIT PAYMENTS
2012	207
2013	225
2014	242
2015	259
2016	275
2017 - 2021	$ 1,631